Transmission Rights and Programming	12 Months Ended
Dec. 31, 2020
Transmission Rights and Programming.
Transmission Rights and Programming

8.Transmission Rights and Programming

At December 31, 2020 and 2019, transmission rights and programming consisted of:

	2020		2019
Transmission rights	Ps.	9,695,030	Ps.	8,671,434
Programming		4,683,980		5,709,414
		14,379,010		14,380,848
Non-current portion of:
Transmission rights		5,257,926		4,630,513
Programming		2,724,870		3,271,077
		7,982,796		7,901,590
Current portion of transmission rights and programming	Ps.	6,396,214	Ps.	6,479,258

Transmission rights and programming charged to consolidated cost of sales for the years ended December 31, 2020, 2019 and 2018, amounted to Ps.12,691,287, Ps.14,515,285 and Ps.18,009,554, respectively (see Note 21).